INTEREST RATE SWAPS - Additional Information - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) $ in Thousands	1 Months Ended
Sep. 30, 2018 USD ($)
Diamond S Shipping
Derivative [Line Items]
Cash proceeds received from interest rate swaps	$ 6,813